CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Jun. 30, 2025	Jun. 30, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 32,695,079	$ 44,473,270
Other financial assets	2,040,038	11,695,528
Trade receivables	165,859,933	207,320,974
Other receivables	15,861,981	18,298,672
Recoverable income tax	1,864,817	655,691
Inventories	87,611,269	125,929,768
Biological assets	2,378,380	294,134
Total current assets	308,311,497	408,668,037
NON-CURRENT ASSETS
Other financial assets	58	634,553
Trade receivables	2,506,834
Other receivables	23,660,530	17,957,121
Recoverable income tax	17,995	10,889
Deferred tax assets	4,916,980	9,698,860
Investments in joint ventures and associates	39,371,264	39,786,353
Investment properties	570,324	560,783
Property, plant and equipment	74,575,386	74,573,278
Intangible assets	181,173,079	176,893,136
Goodwill	112,163,432	112,163,432
Right of use asset	16,377,701	11,601,752
Total non-current assets	455,333,583	443,880,157
Total assets	763,645,080	852,548,194
CURRENT LIABILITIES
Trade and other payables	96,432,604	168,732,469
Borrowings	119,728,126	136,747,198
Employee benefits and social security	6,174,012	7,340,958
Deferred revenue and advances from customers	4,282,668	3,923,140
Income tax payable	452,800	4,825,271
Consideration for acquisition	1,761,274	4,617,281
Secured notes	102,270,445
Lease liabilities	6,884,042	3,122,778
Total current liabilities	337,985,971	329,309,095
NON-CURRENT LIABILITIES
Trade and other payables	48,481,726
Borrowings	38,198,026	42,104,882
Deferred revenue and advances from customers	1,436,912	1,925,138
Joint ventures and associates	1,007,678	296,455
Deferred tax liabilities	30,122,920	34,995,791
Provisions	1,267,572	1,255,702
Consideration for acquisition	397,774	2,309,234
Secured notes		80,809,686
Lease liabilities	9,527,939	8,161,359
Total non-current liabilities	130,440,547	171,858,247
Total liabilities	468,426,518	501,167,342
EQUITY
Equity attributable to owners of the parent	265,444,568	315,041,257
Non-controlling interest	29,773,994	36,339,595
Total equity	295,218,562	351,380,852
Total equity and liabilities	$ 763,645,080	$ 852,548,194